Note 10 - Regulatory Matters - 10Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Regulatory Matters - 10Q (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%	4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%	8.00%
Restrictions on Dividends, Loans and Advances [Text Block]

Dividend Restrictions. The Company may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure on May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenue is dividends from the Bank. The Company’s ability to pay dividends to stockholders depends to a large extent upon the dividends received from the Bank.

Dividend Restrictions. The Bank may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenues is dividends from the Bank. Our ability to pay dividends to our stockholders depends to a large extent upon the dividends we receive from the Bank. Pursuant to the Company Order, the Company may not declare or pay any dividends or capital distributions on its common stock or repurchase such shares without the prior written non-objection of the FRB.

Minimum [Member]
Note 10 - Regulatory Matters - 10Q (Details) [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	8.00%	8.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	12.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		12.00%